Subsequent Events (Details)	Jan. 09, 2026 USD ($) m	Dec. 31, 2025 m	Aug. 31, 2025 USD ($) m
Subsequent Event [Line Items]
Length of pool to be constructed | m		50	50
50 Meter Portable Pool
Subsequent Event [Line Items]
Contractual obligation | $			$ 250,000
Subsequent Event
Subsequent Event [Line Items]
Length of pool to be constructed | m	50
Subsequent Event | 50 Meter Portable Pool
Subsequent Event [Line Items]
Contractual obligation | $	$ 6,100,000